Parent Entity Information - Schedule of Parent Entity Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Parent Entity [Line Items]
Current assets	$ 34,578,882	$ 22,274,431
Total assets	36,738,073	23,017,014	$ 7,280,541
Current liabilities	(6,283,921)	(3,883,117)
Total liabilities	(6,948,652)	(4,017,455)	(2,546,089)
NET ASSETS	29,789,421	18,999,559
Issued capital	204,279,078	162,801,028
Accumulated losses	(183,753,106)	(148,592,879)	(132,218,352)
TOTAL EQUITY	29,789,421	18,999,559	5,121,832	$ 6,852,517
Loss of parent entity after income tax	(35,160,227)	(16,519,155)	(11,511,024)
Total comprehensive loss of the parent entity	(33,377,005)	(15,955,876)	$ (11,859,578)
Parent [member]
Parent Entity [Line Items]
Current assets	968,862	4,098,378
Total assets	968,862	4,098,378
Current liabilities	(801,555)	(337,040)
Total liabilities	(801,555)	(337,040)
NET ASSETS	167,307	3,761,338
Issued capital	204,279,078	162,801,028
Accumulated losses	(211,334,455)	(163,541,196)
Share option reserves	7,222,684	4,501,506
TOTAL EQUITY	167,307	3,761,338
Loss of parent entity after income tax	(5,586,183)	(3,258,675)
Total comprehensive loss of the parent entity	(5,586,183)	(3,258,675)
Details of any contingent liabilities of the parent entity	0	0
Details of any contractual commitments by the parent entity for the acquisition of plant and equipment	$ 0	$ 0